DEBT OBLIGATIONS	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Obligations
DEBT OBLIGATIONS

11. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations:

December 31, 2013 (A)											December 31, 2012
							Collateral
Debt Obligations/Collateral	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity	Weighted Average Funding Cost	Weighted Average Life (Years)	Outstanding Face	Amortized Cost Basis	Carrying Value	Weighted Average Life (Years)	Outstanding Face	Carrying Value
Repurchase Agreements (B)
Agency ARM RMBS (C)	Various	$1,332,954	$1,332,954	Mar-14	0.39%	0.3	$1,277,570	$1,353,630	$1,353,719	4.1	$—	$—
Non-Agency RMBS (D)	Various	287,757	287,757	Jan-14 to Oct-14	1.85%	0.1	576,146	388,855	392,360	8.2	150,922	150,922

Total Repurchase Agreements		1,620,711	1,620,711		0.65%	0.2	1,853,716	1,742,485	1,746,079	5.4	150,922	150,922

Notes Payable
Secured Corporate Loan (E)	Dec-13	75,000	75,000	Mar-14	4.17%	0.3	36,907,851	126,773	146,243	6.0	—	—
Servicer Advances (F)	Dec-13	2,390,778	2,390,778	Sep-14	4.04%	0.8	2,661,130	2,665,551	2,665,551	2.7	—	—
Residential Mortgage Loans (G)	Dec-13	22,840	22,840	Sep-14	3.42%	0.7	57,552	33,539	33,539	3.7	—	—

Total Notes Payable		2,488,618	2,488,618		4.04%	0.8	39,626,533	2,825,863	2,845,333	5.8	—	—

Total		$4,109,329	$4,109,329		2.70%	0.6	$41,480,249	$4,568,348	$4,591,412	5.8	$150,922	$150,922

(A)	Excludes debt related to linked transactions (Note 10).
(B)	These repurchase agreements had approximately $0.7 million of associated accrued interest payable as of December 31, 2013. All of the repurchase agreements that matured during the first quarter of 2014 were renewed or refinanced subsequent to December 31, 2013.
(C)	The counterparties of these repurchase agreements are Mizuho ($186.8 million), Barclays ($410.7 million), Royal Bank of Canada ($101.8 million), Citi ($129.3 million), Morgan Stanley ($169.7 million) and Daiwa ($334.7 million) and were subject to customary margin call provisions.
(D)	The counterparties of these repurchase agreements are Barclays ($42.3 million), Credit Suisse ($104.0 million), Royal Bank of Scotland ($26.2 million) and Royal Bank of Canada ($115.3 million) and were subject to customary margin call provisions. All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates. Includes $104.0 million borrowed under a $414.2 million master repurchase agreement, which bears interest at one-month LIBOR plus 1.75%.
(E)	The loan bears interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.0%. The outstanding face of the collateral represents the UPB of the residential mortgage loans underlying the Excess MSRs that secure this corporate loan.
(F)	The notes bore interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR or a cost of funds rate, as applicable, and (ii) a margin ranging from 2.0% to 2.6%.
(G)	The note is payable to Nationstar and bears interest equal to one-month LIBOR and a margin of 3.25%.

Certain of the debt obligations included above are obligations of New Residential’s consolidated subsidiaries, which own the related collateral. In some cases, including the servicer advances, such collateral is not available to other creditors of New Residential.

Maturities

New Residential’s debt obligations as of December 31, 2013 had contractual maturities as follows (in thousands):

Year	Nonrecourse	Recourse (A)	Total
2014	$2,548,387	$1,560,942	$4,109,329

(A)	Excludes recourse debt related to linked transactions (Note 10).

Covenants

New Residential was in compliance with all of its debt covenants as of December 31, 2013. The following is a summary of covenants to which New Residential is subject.

Repurchase Agreements

Agency ARM RMBS

New Residential has outstanding repurchase agreements with terms that generally conform to the terms of the standard master repurchase agreement published by the Securities Industry and Financial Markets Association (“SIFMA”) as to repayment, margin requirements and segregation of all securities sold under any repurchase transactions. In addition, each counterparty typically requires additional terms and conditions to the standard master repurchase agreement, including changes to the margin maintenance requirements, required haircuts, purchase price maintenance requirements, requirements that all controversies related to the repurchase agreement be litigated in a particular jurisdiction and cross default provisions. These provisions may differ by counterparty and are not determined until New Residential engages in a specific repurchase transaction.

Non-Agency RMBS

On October 30, 2013, New Residential terminated an existing $342.9 million master repurchase agreement and entered into a new $414.2 million master repurchase agreement with Alpine Securitization Corp., an asset-backed commercial paper facility sponsored by Credit Suisse AG, an affiliate of Credit Suisse Securities (USA) LLC, which has a one year maturity. The new $414.2 million one year term master repurchase agreement is subject to margin call provisions as well as customary loan covenants and event of default provisions, including event of default provisions triggered by a 50% equity decline over any 12 month period and 35% equity decline over any 3 month period and a four-to-one indebtedness to tangible net worth provision.

Notes Payable

Secured Corporate Loan

On December 13, 2013, New Residential entered into a $75.0 million secured corporate loan with Credit Suisse First Boston Mortgage LLC, an affiliate of Credit Suisse Securities (USA) LLC. The loan contains customary covenants and event of default provisions including event of default provisions triggered by a 50% equity decline as of the end of the corresponding period in the prior fiscal year, or a 35% equity decline as of the end of the quarter immediately preceding the most recently completed fiscal quarter and a four-to-one indebtedness to tangible net worth provision. Subsequent to December 31, 2013, the loan was paid down by $5.9 million, and the maturity was extended to May 31, 2014.

Servicer Advances

In December 2013, Advance Purchaser LLC funded the purchase of servicer advances, including the basic fee component of the related MSRs, with approximately $2.4 billion of variable funding notes issued by special purpose subsidiaries of Advance Purchaser LLC pursuant to a servicer advance facility with Barclays Bank PLC and a servicer advance facility with Credit Suisse AG, New York Branch, Morgan Stanley Bank, N.A. and Natixis, New York Branch, which Advance Purchaser LLC holds in wholly owned special purpose subsidiaries. Each of the wholly owned special purpose subsidiaries of Advance Purchaser LLC is structured as a bankruptcy remote special purpose entity and is the sole owner of its respective assets. Creditors of the wholly owned special purpose subsidiaries of Advance Purchaser LLC have no recourse to any assets or revenues of Nationstar or Advance Purchaser LLC other than to the limited extent contemplated by the facilities (which include, without limitation, indemnities for covenant violations). New Residential’s creditors and/or creditors of Nationstar do not have recourse to any assets or revenues of the wholly owned special purpose subsidiaries of Advance Purchaser LLC.

Upon the occurrence of an early amortization event or a target amortization event, there is either an interest rate increase on the variable funding notes, a rapid amortization of the variable funding notes or an acceleration of principal repayment, or all of the foregoing. The early amortization and target amortization events under the servicer advance facilities include: (i) the occurrence of an event of default under the transaction documents, (ii) failure to satisfy an interest coverage test, (iii) the occurrence of any servicer default or termination event for pooling and servicing agreements representing 15% or more (by mortgage loan balance as of the date of termination) of all the pooling and servicing agreements related to the purchased basic fee subject to certain exceptions; (iv) failure to satisfy a collateral performance test measuring the ratio of collected advance reimbursements to the balance of advances; (v) for certain variable funding notes, failure to satisfy minimum tangible net worth requirements for Nationstar and Advance Purchaser LLC; (vi) for certain variable funding notes, failure to satisfy minimum liquidity requirements for Nationstar and Advance Purchaser LLC, (vii) failure to satisfy leverage tests for Nationstar; (viii) for certain variable funding notes, a change of control of Advance Purchaser LLC; (ix) for certain variable funding notes, certain judgments against Advance Purchaser LLC or each of its wholly owned special purpose subsidiaries in excess of certain thresholds; (x) for certain variable funding notes, payment default under, or an acceleration of, other debt of Advance Purchaser LLC; (xi) failure to deliver certain reports; and (xii) material breaches of any of the transaction documents.

The definitive documents related to the variable funding notes contain customary representations and warranties, as well as affirmative and negative covenants. Affirmative covenants include, among others, reporting requirements, provision of notices of material events, maintenance of existence, maintenance of books and records, compliance with laws, compliance with covenants under the designated servicing agreements and maintaining certain servicing standards with respect to the advances and the related mortgage loans. Negative covenants include, among others, limitations on amendments to the designated servicing agreements and limitations on amendments to the procedures and methodology for repaying the advances or determining that advances have become non-recoverable. The definitive documents related to the variable funding notes also contain customary events of default, including, among others, (i) non-payment of principal, interest or other amounts when due, (ii) insolvency of Nationstar, Advance Purchaser LLC or its applicable wholly owned special purpose subsidiary; (iii) the applicable wholly owned special purpose subsidiary becoming subject to registration as an “investment company” within the meaning of the 1940 Act; (iv) Nationstar or Advance Purchaser LLC fails to comply with the deposit and remittance requirements set forth in any pooling and servicing agreement or such definitive documents; and (v) Nationstar’s failure to make an indemnity payment after giving effect to any applicable grace period. Upon the occurrence and during the continuance of an event of default under any servicer advance facility, the requisite percentage of the related noteholders may declare the variable funding notes and all other obligations of the applicable wholly owned special purpose subsidiary of Advance Purchaser LLC immediately due and payable and may terminate the commitments. A bankruptcy event of default causes such obligations automatically to become immediately due and payable and the commitments automatically to terminate.

Additional borrowing is permitted on the Notes that are variable funding notes subject to a maximum balance and certain funding conditions, such as the accuracy of representations and warranties, the absence of a default and the satisfaction of a collateral test that generally requires the sum of eligible servicer advances transferred to the applicable wholly owned special purpose subsidiary of Advance Purchaser LLC multiplied by an advance rate plus all collections in the applicable wholly owned special purpose subsidiary of Advance Purchaser LLC accounts to be greater than or equal to the aggregate outstanding principal balance of the variable funding notes. Generally, during the revolving period, payments to noteholders will consist of payments of interest, but excess cash flow from repaid servicer advances may be used to fund the purchase of new servicer advances.

Residential Mortgage Loans

On November 25, 2013, New Residential entered into a $300.0 million master repurchase agreement with The Royal Bank of Scotland (“RBS”) with advance rates ranging from 65% to 85% and an interest cost of one-month LIBOR plus 2.5% to 2.75%. The repurchase agreement, which contains customary covenants and event of default provisions and is subject to margin calls, matures on November 24, 2014. Pursuant to the repurchase agreement New Residential may sell, and later repurchase, (x) trust certificates representing interests in certain residential mortgage loans and (y) the capital stock of a corporation that holds certain real estate owned properties. The principal amount paid by RBS for such assets is based on a percentage of the lesser of the market value or the UPB of such mortgage assets backing the assets. Upon New Residential’s repurchase of such assets sold under the repurchase agreement, New Residential is required to repay RBS a repurchase amount based on the purchase price plus accrued interest. New Residential is also required to pay certain administrative costs and expenses in connection with the structuring, management and ongoing administration of the master repurchase agreement. The repurchase agreement contains customary covenants and event of default provisions, including a minimum liquidity requirement of $15.0 million, a minimum tangible net worth provision of $540.0 million, and a four to one indebtedness to tangible net worth provision. As of December 31, 2013, New Residential had purchased $92.7 million of loans financed with $60.1 million under this facility. This financing was treated as a linked transaction (Note 10) and is therefore not included in the table above.

Borrowing Capacity

The following table represents New Residential’s borrowing capacity as of December 31, 2013:

Debt Obligations / Collateral	Collateral Type	Borrowing Capacity	Balance Outstanding	Available Financing
Notes Payable
Secured Corporate Loan	Excess MSRs	$75,000	$75,000	$—
Servicer Advances (A)	Servicer Advances	3,900,000	2,390,778	1,509,222
Repurchase Agreements
Residential Mortgage Loans (B)	Real Estate Loans	300,000	60,102	239,898

		$4,275,000	$2,525,880	$1,749,120

(A)	New Residential’s unused borrowing capacity is available if New Residential has additional eligible collateral to pledge and meets other borrowing conditions. New Residential pays a 0.5% fee on the unused borrowing capacity.
(B)	Financing related to linked transaction (Note 10).

Refer to Note 18 for a discussion of recent financing activities.

6. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.